SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A, as filed with the SEC on September 30, 2025. The accompanying condensed balance sheet as of June 30, 2025 has been derived from the audited financial statements included in the Form 10-K/A. The interim results for the three months ended September 30, 2025 are not necessarily indicative of the results to be expected for the year ending June 30, 2026 or for any future periods.

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

On August 9, 2024, the Company changed its fiscal year-end from December 31 to June 30. As a result, the prior year reflects a transition period of six months, from January 1, 2024, to June 30, 2024, as previously reported in our Form 10-KT filed with the SEC on October 16, 2024.

The current fiscal year covers the twelve-month period from July 1, 2024, to June 30, 2025. As such, the periods presented in this Form 10-K are not directly comparable due to the difference in reporting periods.

Where appropriate, we have included supplemental unaudited pro forma information and comparative commentary to aid in understanding period-over-period performance trends.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Impairment of Long-lived and Intangible Assets	Impairment of Long-lived and Intangible Assets The Company had no impairment charges during the three-month periods ended September 30, 2025 and 2024.

Impairment of Long-lived and Intangible Assets

In accordance with ASC 360-10 Property Plant and Equipment and ASC 350-10 Intangibles, the Company, on a regular basis, reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on the appraised value of the assets or the anticipated cash flows from the use of the asset, discounted at a rate commensurate with the risk involved. The Company had no impairment charges during the year ended June 30, 2025. The Company recorded $17,845,813 of impairment charges included in loss on AtlasClear asset acquisition during the period ended June 30, 2024.

Net (Loss) Income per Common Stock

Net (Loss) Income per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per share of common stock is computed by dividing net (loss) income by the weighted average number of shares of common stock outstanding for the period.

The calculation of diluted net (loss) income per share does not consider the effect of the warrants issued and outstanding. For the three months ended September 30, 2025 and 2024, the calculation excludes the dilutive impact of warrants because none would be issued under the treasury method. For the three months ended September 30, 2025, the dilutive shares were excluded as including them would be antidilutive. For the three months ended September 30, 2024, the convertible financial instrument and other share obligations were included in the dilutive calculation under the as converted method, as such the number of shares were included as if the shares were issued on July 1, 2024 and the interest expense and the change in fair value associated with the financial instruments was adjusted from net income to determine the numerator and denominator.

The following table reflects the calculation of basic net (loss) income per share of common stock (in dollars, except share amounts):

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Basic net (loss) income per common stock
Numerator:
Net (loss) income	$(440,294)	$10,748,033
Denominator:
Basic weighted average common stock outstanding	59,947,249	256,405
Basic net (loss) income per common stock	$(0.01)	$41.92

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended-	Three Months Ended-
	September 30, 2025	September 30, 2024
Diluted net (loss) income per common stock
Numerator:
Net (loss) income	$(440,294)	$10,748,033
Change in fair value of financial instruments	—	(12,655,000)
Interest on dilutive instruments	—	1,419,843
Allocation of net (loss) income, as adjusted	$(440,294)	$(487,124)
Denominator:
Dilutive weighted average common stock outstanding	59,947,249	256,405
If converted shares	—	1,636,065
	59,947,249	1,892,470
Diluted net (loss) income per common stock	$(0.01)	$(1.90)

Below is a summary of the potentially dilutive instruments as of September 30, 2025 and 2024:

Description	September 30, 2025	September 30, 2024
Short Term Notes	—	817,513
Convertible notes - Chardan	—	321,066
Secured convertible note	670,307	436,705
Subscription agreement	1,195,986	46,978
Tau agreement	—	20,892
Stock payable	—	4,167
Debenture	3,888,887	—
Stock Based Compensation	1,973,684	—
Promissory note	576,616	5,691
Total Shares issuable under Convertible Note obligations – if converted total dilutive	8,305,480	1,653,012

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	5,553,125
Secured convertible note warrants	600,000	600,000
Total excluded under treasury method – out of the money	16,215,625	16,215,625

During the three months period ended September 30, 2025, the Company issued convertible promissory notes (the “Convertible Notes”) with an aggregate principal amount of $6,000,000. Under the terms of the Convertible Notes, if not sooner repaid, all outstanding principal and accrued but unpaid interest was to automatically convert, at the election of the holder, into shares of the same class of equity securities issued in the Company’s next qualified equity financing (“Qualified Financing”). A Qualified Financing was defined as the issuance and sale of the Company’s capital stock resulting in gross proceeds of at least $10.0 million, excluding any indebtedness converted in such financing.

Upon a Qualified Financing, the Convertible Notes were convertible into that number of shares of equity securities equal to (x) the outstanding principal and accrued interest divided by (y) the price per share of the equity securities issued in the Qualified Financing, and otherwise on the same terms as those securities.

As of September 30, 2025, no Qualified Financing had occurred, and therefore no shares were issuable or outstanding related to the Convertible Notes. The conversion feature represents a contingent right to receive shares upon a future event. Accordingly, shares issuable upon conversion of the Convertible Notes have been excluded from the computation of diluted net loss per share because the contingency had not been satisfied as of the reporting date. In October 2025, upon the consummation of the transactions contemplated by the Equity SPA, $4.25 million payable by the Company under the Convertible Notes was converted into Units, and the remaining balance of the Convertible Notes was paid in full.

Net Income (Loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Income (loss) is allocated between redeemable and non-redeemable shares based on relative amounts of weighted average shares outstanding. Accretion associated with the redeemable shares of common stock is excluded from income (loss) per share as the redemption value approximates fair value.

The calculation of diluted net income (loss) per share does not consider the effect of the warrants issued and outstanding. For the year ended June 30, 2025 and the transition period ended June 30, 2024, the calculation excludes the dilutive impact of warrants because none would be issued under treasury method as the warrants exercise price is greater than the current price of the stock. For the transition period ended June 30, 2024, the dilutive shares were excluded as including them would be antidilutive. For the year ended June 30, 2025, the convertible financial instrument and other share obligations were included in the dilutive calculation under the as converted method, as such the number of shares were included as if the shares were issued on July 1, 2024 and the interest expense and the change in fair value associated with the financial instruments was adjusted from net income to determine the numerator and denominator.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except share amounts):

	FOR THE YEAR ENDED	FOR THE TRANSITION PERIOD ENDED
	June 30, 2025	June 30, 2024
	Non-		Non-
	Redeemable	Redeemable	redeemable
Basic and diluted net income (loss) per share of Common Stock
Numerator:
Net income (loss)	$5,750,820	$(11,279,605)	$(108,927,342)
Deemed dividend	—	—	(15,422,431)
Allocation of net income (loss)	$5,750,820	$(11,279,605)	$(124,349,773)
Denominator:
Basic and diluted weighted average shares outstanding	5,987,645	18,500	178,651
Basic net income (loss) per share of Common Stock	$0.96	$(609.72)	$(696.05)

For the year ended June 30, 2025 and for the transition perioded ended June 30, 2024 the diluted net income (loss) per share of common stock was excluded as including them would result in anti-dilution.

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

	FOR THE YEAR ENDED	FOR THE TRANSITION PERIOD ENDED
	June 30, 2025	June 30, 2024
	Non-		Non-
	redeemable	Redeemable	redeemable
Diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss),	$5,750,820	$(11,279,605)	$(124,349,773)
Change in fair value of financial instruments	(15,147,345)	—	—
Interest on dilutive instruments	7,148,116	—	—
Allocation of net income (loss), as adjusted	$(2,248,409)	$(11,279,605)	$(124,349,773)
Denominator:
Dilutive weighted average common stock outstanding	5,987,645	18,500	178,651
If converted shares	—	—	—
	5,987,645	18,500	178,651
Diluted net income (loss) per common stock	$(0.38)	$(609.72)	$(696.05)

For the year ended June 30, 2025, the numerator is adjusted for the interest expenses and other components to include the effect of the convertible securities under the as converted method at the beginning of the period. The adjustment to the numerator resulted in a net loss position. As such including the effect of convertible securities in a loss situation would make the loss per share smaller, which is misleading and considered antidilutive under U.S. GAAP. For the transition period ended June 30, 2024 the diluted net income (loss) per share of common stock was excluded as including them would result in anti-dilution.

Below is a summary of the dilutive instruments as of June 30, 2025 and 2024:

Description	June 30, 2025	June 30, 2024
Sellers Notes	15,103,895	14,012,965
Convertible notes	5,317,252	4,722,875
Secured convertible note	49,230,040	9,801,273
Subscription agreement	4,354,048	938,967
Tau agreement	35,282	—
Promissory note	6,215	379,375
Total Shares issuable under Convertible Note obligations – if converted total dilutive	74,046,732	29,855,455

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	5,553,125
Secured convertible note warrants	600,000	600,000
Total excluded under treasury method – out of the money	16,215,625	16,215,625

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Deposit Insurance Coverage of $250,000. The Company has not experienced losses on these accounts. The Company’s cash is deposited at two financial institutions. At September 30, 2025, the Company had no amounts in excess of the FDIC limit.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Deposit Insurance Coverage of $250,000. The Company has not experienced losses on these accounts. The Company’s cash is deposited at two financial institutions. At June 30, 2025, the Company had approximately $7,278,320 in excess of the FDIC limit.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature, except for warrant liabilities, convertible notes derivative liability and the earnout out liability (see Note 12).

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature, except for warrant liabilities, convertible notes derivative liability and the earnout out liability (see Note 17).

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recent Accounting Standards

Recent Accounting Standards

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

Recent Accounting Standards

Beginning in 2025 annual reporting, the Company adopted Accounting Standards Update (ASU) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07) that was issued by the Financial Accounting Standards Board (FASB). This new standard requires an enhanced disclosure of significant segment expenses on an annual basis. Management has determined that there is only one reportable operating segment. The segment information aligns with how the Company’s Chief Operating Decision Maker (“CODM”) reviews and manages our business. The Company’s CODM is the Company’s Chief Executive Officer who reviews the assets, operating results, and financial metrics for the company.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures” (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09. We are currently evaluating the provisions of this.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures, a new standard to expand disclosures about income statement expenses. The guidance requires disaggregation of certain costs and expenses included in each relevant expense caption on the income statements in a separate note to the financial statements at each interim and annual reporting period, including amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. The standard will be effective for annual periods beginning after December 15, 2027. We are currently evaluating the provision of this ASU.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.